Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Summary of property and equipment net
The estimated useful lives are as follows:

Asset	Estimated useful lives-years
Satellites	3
Computer equipment and software	3
Site and other equipment	3 - 5
Ground station equipment	2
Office furniture and fixtures	5
Leasehold improvements	shorter of useful life or remaining lease term

Summary of finite lived intangible assets
The estimated useful lives of the Company’s finite-lived intangible assets are as follows:

Asset	Estimated useful lives-years
Distribution agreements	2
Customer backlog and relationships	1-10
Technology	3-5